Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Cash Dividends Declared Per Ordinary Share

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2013		2014
	Dividends Per Share (US$)	Amount (in US$ thousands)	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,056	$0.0375	$5,056
Second quarter	$0.0375	5,042	$0.0375	5,060
Third quarter	$0.0375	4,932	$0.0375	5,081
Fourth quarter	$0.0375	4,935	$0.0375	5,084

		$19,965		$20,281